Accounts receivable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Analysis Of Receivables [Line Items]
Provisions for bad debts	$ 0	$ 0
Bottom of range [member]
Disclosure Of Aging Analysis Of Receivables [Line Items]
Credit period given to trade debtors.	30 days
Top of range [member]
Disclosure Of Aging Analysis Of Receivables [Line Items]
Credit period given to trade debtors.	60 days